Commitments - Summary of Future Minimum Annual Lease Payments under Operating and Financing Leases (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Financing Leases
Remaining 2019	$ 100
2020	120
2021	7
Total minimum lease payments	227
Less: amount representing interest	(13)
Present value of obligations under leases	214
Less: current portion	(130)
Noncurrent lease obligations	84
Operating Leases
Remaining 2019	527
2020	690
2021	668
2022	281
2023	100
Thereafter	447
Total minimum lease payments	2,713
Less: amount representing interest	(495)
Present value of obligations under leases	2,218
Less: current portion	(700)
Noncurrent lease obligations	$ 1,518